Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
9.
COMMITMENTS AND CONTINGENCIES

The Company has contractual obligations and commitments primarily with regard to management and development services, lease arrangements and financing arrangements.

On October 14, 2021, the Company entered into a lease agreement for an A321F cargo aircraft. The ten year lease term commenced on January 24, 2023. Under the agreement, the Company will pay the lessor a fixed monthly rent for 72 months, plus supplemental rent for maintenance of the aircraft.

On March 8, 2022, the Company signed a lease agreement for a fourth A321F cargo aircraft and paid commitment fees to the lessor. The lease will commence upon aircraft delivery which is expected to be in 2024 and will run through 96 months from delivery date. In addition to basic rent due, the Company will pay the lessor supplemental rent for maintenance of the aircraft.

On March 22, 2022, the Company signed a lease agreement for a fifth A321F cargo aircraft and paid commitment fees to the lessor. The lease will commence upon aircraft delivery which is expected to be in 2024 and will run through 72 months from delivery date. In addition to basic rent due, the Company will pay the lessor supplemental rent for maintenance of the aircraft.

On June 21, 2022, the Company entered into a lease agreement for a second A321F cargo aircraft. The eight year lease term commenced on June 1, 2023. Under the agreement, the Company will pay the lessor a fixed monthly rent for 96 months, plus supplemental rent for maintenance of the aircraft.

On July 29, 2022, the Company signed a lease agreement for a sixth A321F cargo aircraft and paid commitment fees to the lessor. The lease will commence upon aircraft delivery which is expected to be in 2024 and will run through 72 months from delivery date. In addition to basic rent due, the Company will pay the lessor supplemental rent for maintenance of the aircraft.

On December 14, 2022, the Company entered into a lease agreement for an A319 passenger aircraft. The two year lease term commenced on August 18, 2023. Under the agreement, the Company will pay the lessor a fixed monthly rent for 24 months, plus supplemental rent for maintenance of the aircraft.

On January 27, 2023, the Company entered into a lease agreement for an A320 passenger aircraft. The six year lease term commenced on April 21, 2023. Under the agreement, the Company will pay the lessor a fixed monthly rent for 72 months, plus supplemental rent for maintenance of the aircraft.

On May 22, 2023, the Company entered into a lease agreement for a commercial property warehouse. The five-year lease term commenced on June 1, 2023. Under the agreement, the Company will pay the lessor variable monthly rents increasing once every year for 62 months, plus estimated expenses for insurance, utilities, taxes, management fees and other operating expenses.

On June 16, 2023, the Company signed a lease agreement for an A320 passenger aircraft and paid commitment fees to the lessor. The lease will commence upon aircraft delivery which is expected to be in November 2023 and will run through 48 months from delivery date. In addition to basic rent due, the Company will pay the lessor supplemental rent for maintenance of aircraft equipment.

On July 27, 2023, the Company signed a lease agreement for an A320 passenger aircraft and paid commitment fees to the lessor. The lease will commence upon aircraft delivery which is expected to be between in 2024 and will run through the next heavy maintenance visit reached (estimated to be in February 2028) from delivery date. In addition to basic rent due, the Company will pay the lessor supplemental rent for maintenance of aircraft equipment.

On September 8, 2023, the Company entered into a lease agreement for a third A321F cargo aircraft. The eight-year lease term commenced on October 6, 2023. Under the agreement, the Company will pay the lessor a fixed monthly rent for 72 months, plus supplemental rent for maintenance of the aircraft.

During the nine months ended September 30, 2023, the Company entered into seven finance lease agreements for equipment to support the Company's technical operations. Payments under these finance lease agreements are fixed for terms of 5 years.

The following table provides details of the Company's future minimum lease payments under finance lease liabilities and operating lease liabilities recorded on the Company's condensed consolidated balance sheets as of September 30, 2023. The table does not include commitments that are contingent on events or other factors that are currently uncertain or unknown.

	Finance Leases	Operating Leases
Remainder of 2023	$245,658	$4,433,809
2024	982,634	16,931,294
2025	982,634	16,344,557
2026	982,634	14,530,834
2027	865,635	11,727,844
2028 and thereafter	1,086,778	25,014,492
Total minimum lease payments	5,145,973	88,982,830
Less amount representing interest	1,359,298	27,485,116
Present value of minimum lease payments	3,786,675	61,497,714
Less current portion	556,850	10,072,203
Long-term portion	$3,229,825	$51,425,511

The table below presents information for lease costs related to the Company's finance and operating leases:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Finance lease cost
Amortization of leased assets	$149,239	$45,931	$367,894	$45,931
Interest of lease liabilities	116,352	30,405	309,337	30,405
Operating lease cost
Operating lease cost (1)	2,286,554	2,181,983	5,933,502	5,396,050
Total lease cost	$2,552,145	$2,258,319	$6,610,733	$5,472,386

(1)
Expenses are classified within Aircraft Rent on the Company's condensed consolidated statements of operations.

The Company utilizes the rate implicit in the lease whenever it is easily determined. For leases where the implicit rate is not readily available, we utilize our incremental borrowing rate as the discount rate. The table below presents lease terms and discount rates related to the Company's finance and operating leases:

	September 30, 2023	September 30, 2022
Weighted-average remaining lease term
Operating leases	6.19 years	4.4 years
Finance leases	5.41 years	5.97 years
Weighted-average discount rate
Operating leases	12.24%	10.65%
Finance leases	12.30%	11.67%

The table below presents cash and non-cash activities associated with our leases:

	Nine Months Ended September 30,
	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$6,181,225	$2,559,147
Financing cash flows from finance leases	343,374	—

The Company is subject to various legal proceedings in the normal course of business and records legal costs as incurred. Management believes these proceedings will not have a materially adverse effect on the Company.

On August 11, 2023 Global Crossing Airlines in combination with Top Flight Charters and its minority interest member filed a lawsuit in the United States District Court Southern District of Florida against Shorts Travel Management, Inc (Shorts) and STM Charters, Inc seeking to have an old non-solicit agreement signed by Top Flight' minority interest member to be declared invalid, that Shorts alleged trade secrets do not exist and sought damages arising from the Shorts defamation per se based on numerous false statements made by Shorts in the marketplace. On October 4, 2023 Shorts responded in court by denying the claims made and countersued all parties for breach of contract and theft of trade secrets. This case will now enter a phase of discovery as we await the courts to schedule the next steps.

8.
COMMITMENTS AND CONTINGENCIES

The Company has contractual obligations and commitments primarily with regard to management and development services (Note 6), lease arrangements (Note 7), and financing arrangements (Note 9).

On January 6, 2022, the Company entered into a premium finance agreement with a financial institution to finance a 12-month hull insurance policy for its aircraft. The Company financed $2,465,110 of the total premium amount of $3,103,325 at a rate of 2.38% interest. The down payment of $640,665 and the first monthly installment was paid at time of signing.

On January 23, 2021, the Company entered into a premium finance agreement with a financial institution to finance a 12-month hull insurance policy for its aircraft. The Company financed $1,345,836 of the total premium amount of $1,738,386 at a rate of 3.71% interest. The down payment of $395,000 and the first monthly installment was paid at time of signing.

The Company is subject to various legal proceedings in the normal course of business and records legal costs as incurred. Management believes these proceedings will not have a materially adverse effect on the Company.